UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08265
Morgan Stanley S&P 500 Index Fund
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	August 31, 2005

Date of reporting period:	May 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments May 31, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.3%)
	Advertising/Marketing Services (0.2%)
63,338	Interpublic Group of Companies, Inc. (The)*	$781,591
27,907	Omnicom Group, Inc.	2,285,304
		3,066,895
	Aerospace & Defense (1.5%)
124,676	Boeing Co.	7,966,796
29,974	General Dynamics Corp.	3,236,593
17,984	Goodrich Corp.	752,810
17,248	L-3 Communications Holdings, Inc.	1,220,813
60,125	Lockheed Martin Corp.	3,901,511
53,959	Northrop Grumman Corp.	3,006,595
67,862	Raytheon Co.	2,657,476
26,718	Rockwell Collins, Inc.	1,319,602
		24,062,196
	Agricultural Commodities/Milling (0.1%)
93,333	Archer-Daniels-Midland Co.	1,852,660

	Air Freight/Couriers (1.0%)
45,130	FedEx Corp.	4,035,525
167,631	United Parcel Service, Inc. (Class B)	12,346,023
		16,381,548
	Airlines (0.1%)
20,943	Delta Air Lines, Inc.*	80,631
110,346	Southwest Airlines Co.	1,605,534
		1,686,165
	Alternative Power Generation (0.0%)
80,026	Calpine Corp.*	238,477

	Aluminum (0.2%)
130,532	Alcoa, Inc.	3,537,417

	Apparel/Footwear (0.5%)
22,376	Cintas Corp.	903,319
57,272	Coach, Inc.*	1,663,179
18,335	Jones Apparel Group, Inc.	585,070
16,258	Liz Claiborne, Inc.	610,488
34,408	Nike, Inc. (Class B)	2,828,338
8,391	Reebok International Ltd.	341,598
14,976	V.F. Corp.	845,096
		7,777,088
	Apparel/Footwear Retail (0.4%)
118,728	Gap, Inc. (The)	2,493,288
57,220	Limited Brands, Inc.	1,177,015
18,882	Nordstrom, Inc.	1,152,557
72,172	TJX Companies, Inc. (The)	1,654,904
		6,477,764
	Auto Parts: O.E.M. (0.2%)
22,490	Dana Corp.	304,739
84,053	Delphi Corp.	365,631
22,901	Eaton Corp.	1,370,625
28,633	Johnson Controls, Inc.	1,622,346
19,401	Visteon Corp.*	148,030
		3,811,371
	Automotive Aftermarket (0.0%)
9,580	Cooper Tire & Rubber Co.	182,403
26,327	Goodyear Tire & Rubber Co. (The)*	378,846
		561,249
	Beverages: Alcoholic (0.4%)
116,369	Anheuser-Busch Companies, Inc.	5,451,888
13,760	Brown-Forman Corp. (Class B)	820,371
12,040	Molson Coors Brewing Co. (Class B)	703,979
		6,976,238

	Beverages: Non-Alcoholic (1.0%)
339,312	Coca-Cola Co. (The)	15,143,495
52,828	Coca-Cola Enterprises Inc.	1,155,877
29,614	Pepsi Bottling Group, Inc. (The)	840,149
		17,139,521
	Biotechnology (1.3%)
187,625	Amgen Inc.*	11,741,572
49,958	Biogen Idec Inc.*	1,953,358
22,108	Chiron Corp.*	829,934
37,124	Genzyme Corp.*	2,316,166
64,840	Gilead Sciences, Inc.*	2,645,472
37,253	MedImmune, Inc.*	983,479
7,448	Millipore Corp.*	383,498
		20,853,479
	Broadcasting (0.2%)
78,942	Clear Channel Communications, Inc.	2,307,475
43,716	Univision Communications, Inc. (Class A)*	1,163,283
		3,470,758
	Building Products (0.2%)
26,987	American Standard Companies, Inc.	1,155,044
67,099	Masco Corp.	2,148,510
		3,303,554
	Cable/Satellite TV (0.7%)
331,312	Comcast Corp. (Class A)*	10,668,246

	Casino/Gaming (0.2%)
17,049	Harrah’s Entertainment, Inc.	1,224,289
51,679	International Game Technology	1,456,314
		2,680,603
	Chemicals: Agricultural (0.1%)
39,881	Monsanto Co.	2,273,217

	Chemicals: Major Diversified (1.0%)
142,821	Dow Chemical Co. (The)	6,468,363
149,326	Du Pont (E.I.) de Nemours & Co.	6,945,152
11,672	Eastman Chemical Co.	686,080
18,300	Engelhard Corp.	538,020
16,770	Hercules Inc.*	231,761
29,120	Rohm & Haas Co.	1,358,448
		16,227,824
	Chemicals: Specialty (0.3%)
34,089	Air Products & Chemicals, Inc.	2,053,180
7,704	Great Lakes Chemical Corp.	261,166
48,340	Praxair, Inc.	2,265,696
10,311	Sigma-Aldrich Corp.	617,732
		5,197,774
	Commercial Printing/Forms (0.1%)
32,261	Donnelley (R.R.) & Sons Co.	1,072,678

	Computer Communications (1.2%)
71,894	Avaya Inc.*	657,830
968,137	Cisco Systems, Inc.*	18,762,495
13,756	QLogic Corp.*	440,467
		19,860,792
	Computer Peripherals (0.5%)
360,286	EMC Corp.*	5,065,621
18,965	Lexmark International, Inc. (Class A)*	1,297,965
54,839	Network Appliance, Inc.*	1,577,170
45,128	Seagate Technology Inc. (Escrow)*	0
		7,940,756
	Computer Processing Hardware (2.0%)
122,392	Apple Computer, Inc.*	4,860,186
368,297	Dell, Inc.*	14,691,367
44,774	Gateway, Inc.*	154,918
433,681	Hewlett-Packard Co.	9,762,159
27,891	NCR Corp.*	1,021,647
505,919	Sun Microsystems, Inc.*	1,927,551
		32,417,828
	Construction Materials (0.1%)
15,415	Vulcan Materials Co.	923,821

	Containers/Packaging (0.2%)
16,467	Ball Corp.	618,336
16,033	Bemis Company, Inc.	435,456
22,231	Pactiv Corp.*	507,978
12,516	Sealed Air Corp.*	648,204
17,139	Temple-Inland Inc.	612,205
		2,822,179
	Contract Drilling (0.3%)
21,208	Nabors Industries, Ltd. (Bermuda)*	1,168,773
20,305	Noble Corp. *	1,149,669
16,061	Rowan Companies, Inc.*	441,678
48,103	Transocean Inc. (Cayman Islands)*	2,396,010
		5,156,130
	Data Processing Services (0.9%)
18,972	Affiliated Computer Services, Inc. (Class A)*	981,422
87,333	Automatic Data Processing, Inc.	3,825,185
28,622	Computer Sciences Corp.*	1,325,485
21,285	Convergys Corp.*	290,115
120,103	First Data Corp.	4,543,496
28,946	Fiserv, Inc.*	1,244,678
53,265	Paychex, Inc.	1,538,293
43,266	SunGard Data Systems Inc.*	1,501,763
		15,250,437
	Department Stores (0.5%)
10,579	Dillard’s, Inc. (Class A)	253,050
25,343	Federated Department Stores, Inc.	1,709,385
48,817	Kohl’s Corp.*	2,376,900
43,732	May Department Stores Co.	1,668,813
40,496	Penney (J.C.) Co., Inc.	2,015,081
		8,023,229
	Discount Stores (2.3%)
16,904	Big Lots, Inc.*	214,005
70,747	Costco Wholesale Corp.	3,213,329
45,150	Dollar General Corp.	885,391
25,118	Family Dollar Stores, Inc.	644,779
14,375	Sears Holdings Corp.*	2,108,813
134,112	Target Corp.	7,201,814
507,421	Wal-Mart Stores, Inc.	23,965,494
		38,233,625
	Drugstore Chains (0.6%)
59,920	CVS Corp.	3,286,612
152,977	Walgreen Co.	6,935,977
		10,222,589
	Electric Utilities (3.0%)
97,174	AES Corp. (The)*	1,446,921
24,275	Allegheny Energy, Inc.*	586,969
29,252	Ameren Corp.	1,596,574
57,417	American Electric Power Co., Inc.	2,049,213
43,338	CenterPoint Energy, Inc.	531,324
28,668	Cinergy Corp.	1,181,982
32,271	CMS Energy Corp.*	426,945
36,330	Consolidated Edison, Inc.	1,653,378
26,487	Constellation Energy Group, Inc.	1,415,730
51,012	Dominion Resources, Inc.	3,586,654
26,055	DTE Energy Co.	1,238,655
140,482	Duke Energy Corp.	3,860,445
48,798	Edison International	1,793,327
31,924	Entergy Corp.	2,293,101
99,571	Exelon Corp.	4,664,901
49,401	FirstEnergy Corp.	2,188,464
58,590	FPL Group, Inc.	2,381,684
54,027	PG&E Corp.	1,932,546
14,509	Pinnacle West Capital Corp.	640,137
28,326	PPL Corp.	1,629,028
37,002	Progress Energy, Inc.	1,636,598
35,699	Public Service Enterprise Group, Inc.	1,981,295
111,257	Southern Co. (The)	3,777,175
30,933	TECO Energy, Inc.	546,895
35,979	TXU Corp.	2,888,394
60,045	Xcel Energy, Inc.	1,106,629
		49,034,964

	Electrical Products (0.3%)
26,928	American Power Conversion Corp.	685,587
62,804	Emerson Electric Co.	4,174,582
25,116	Molex Inc.	665,323
		5,525,492
	Electronic Components (0.1%)
27,489	Jabil Circuit, Inc.*	803,504
78,395	Sanmina-SCI Corp.*	402,166
145,441	Solectron Corp.*	530,860
		1,736,530
	Electronic Equipment/Instruments (0.4%)
64,736	Agilent Technologies, Inc.*	1,554,311
216,377	JDS Uniphase Corp.*	331,057
26,205	Rockwell Automation, Inc.	1,346,151
22,775	Scientific-Atlanta, Inc.	758,408
36,342	Symbol Technologies, Inc.	418,296
13,386	Tektronix, Inc.	303,461
23,956	Thermo Electron Corp.*	630,522
143,390	Xerox Corp.*	1,945,802
		7,288,008
	Electronic Production Equipment (0.4%)
249,798	Applied Materials, Inc.	4,099,185
13,878	Cooper Industries Ltd. (Class A) (Bermuda)	956,749
29,438	KLA-Tencor Corp.	1,336,780
20,937	Novellus Systems, Inc.*	557,971
29,084	Teradyne, Inc.*	378,383
		7,329,068
	Electronics/Appliance Stores (0.2%)
44,715	Best Buy Co., Inc.	2,433,837
28,648	Circuit City Stores - Circuit City Group	469,541
23,735	RadioShack Corp.	597,173
		3,500,551
	Electronics/Appliances (0.1%)
42,937	Eastman Kodak Co.	1,128,384
11,908	Maytag Corp.	173,738
10,013	Whirlpool Corp.	688,894
		1,991,016

	Engineering & Construction (0.0%)
12,814	Fluor Corp.	736,164

	Environmental Services (0.2%)
40,643	Allied Waste Industries, Inc.*	313,358
85,143	Waste Management, Inc.	2,510,867
		2,824,225
	Finance/Rental/Leasing (1.9%)
37,022	Capital One Financial Corp.	2,791,459
31,580	CIT Group, Inc.	1,339,624
86,932	Countrywide Financial Corp.	3,231,262
144,968	Fannie Mae	8,587,904
103,045	Freddie Mac	6,702,047
191,364	MBNA Corp.	4,035,867
43,901	Providian Financial Corp.*	782,316
9,599	Ryder System, Inc.	352,667
64,378	SLM Corp.	3,107,526
		30,930,672
	Financial Conglomerates (4.5%)
175,704	American Express Co.	9,461,660
782,627	Citigroup, Inc.	36,869,558
532,255	JPMorgan Chase & Co.	19,028,116
44,862	Principal Financial Group, Inc.	1,789,545
78,482	Prudential Financial, Inc.	4,968,695
49,955	State Street Corp.	2,397,840
		74,515,414
	Financial Publishing/Services (0.3%)
20,233	Equifax, Inc.	701,883
57,050	McGraw-Hill Companies, Inc. (The)	2,490,803
41,090	Moody’s Corp.	1,777,964
		4,970,650

	Food Distributors (0.2%)
95,393	SYSCO Corp.	3,544,804

	Food Retail (0.3%)
55,126	Albertson’s, Inc.	1,157,095
109,661	Kroger Co.*	1,839,015
67,024	Safeway Inc.*	1,475,198
20,235	Supervalu, Inc.	662,899
		5,134,207
	Food: Major Diversified (1.6%)
48,769	Campbell Soup Co.	1,513,302
77,209	ConAgra Foods Inc.	2,019,015
54,680	General Mills, Inc.	2,706,660
52,430	Heinz (H.J.) Co.	1,906,879
52,567	Kellogg Co.	2,391,273
251,348	PepsiCo, Inc.	14,150,892
118,222	Sara Lee Corp.	2,398,724
		27,086,745
	Food: Specialty/Candy (0.3%)
32,767	Hershey Foods Corp.	2,103,969
20,337	McCormick & Co., Inc. (Non-Voting)	688,204
29,294	Wrigley (Wm.) Jr. Co.	1,999,901
		4,792,074
	Forest Products (0.2%)
16,590	Louisiana-Pacific Corp.	417,736
36,356	Weyerhaeuser Co.	2,332,237
		2,749,973
	Gas Distributors (0.3%)
49,600	Dynegy, Inc. (Class A)*	230,640
24,086	KeySpan Corp.	957,178
6,607	Nicor Inc.	260,977
40,626	NiSource, Inc.	979,087
5,679	Peoples Energy Corp.	242,777
35,646	Sempra Energy	1,414,077
		4,084,736
	Home Building (0.2%)
18,955	Centex Corp.	1,241,173
12,477	KB Home	842,697
17,746	Pulte Homes, Inc.	1,356,682
		3,440,552
	Home Furnishings (0.1%)
28,584	Leggett & Platt, Inc.	761,478
41,158	Newell Rubbermaid, Inc.	937,991
		1,699,469
	Home Improvement Chains (1.2%)
328,899	Home Depot, Inc. (The)	12,942,176
115,740	Lowe’s Companies, Inc.	6,621,485
18,957	Sherwin-Williams Co.	842,639
		20,406,300
	Hospital/Nursing Management (0.3%)
61,656	HCA, Inc.	3,329,424
36,546	Health Management Associates, Inc. (Class A)	921,690
12,908	Manor Care, Inc.	501,605
70,143	Tenet Healthcare Corp.*	850,133
		5,602,852
	Hotels/Resorts/Cruiselines (0.6%)
78,909	Carnival Corp. (Panama)	4,174,286
57,620	Hilton Hotels Corp.	1,396,133
30,095	Marriott International, Inc. (Class A)	2,032,616
31,822	Starwood Hotels & Resorts Worldwide, Inc.	1,781,077
		9,384,112
	Household/Personal Care (2.6%)
12,698	Alberto-Culver Co. (Class B)	562,902
70,626	Avon Products, Inc.	2,806,677
22,973	Clorox Co. (The)	1,341,853
78,709	Colgate-Palmolive Co.	3,933,089
148,476	Gillette Co. (The)	7,830,624
13,268	International Flavors & Fragrances, Inc.	492,110
72,082	Kimberly-Clark Corp.	4,637,035
377,820	Procter & Gamble Co. (The)	20,836,773
		42,441,063

	Industrial Conglomerates (5.8%)
115,690	3M Co.	8,867,639
41,216	Danaher Corp.	2,272,238
1,587,492	General Electric Co.**	57,911,708
127,424	Honeywell International, Inc.	4,616,572
25,958	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	2,009,409
13,821	ITT Industries, Inc.	1,312,995
20,243	Textron, Inc.	1,564,581
301,528	Tyco International Ltd. (Bermuda)	8,723,205
76,711	United Technologies Corp.	8,185,064
		95,463,411
	Industrial Machinery (0.3%)
41,147	Illinois Tool Works Inc.	3,474,041
17,999	Parker Hannifin Corp.	1,085,880
		4,559,921
	Industrial Specialties (0.2%)
33,072	Ecolab Inc.	1,069,218
25,941	PPG Industries, Inc.	1,696,282
		2,765,500
	Information Technology Services (1.3%)
25,385	Citrix Systems, Inc.*	638,687
77,530	Electronic Data Systems Corp.	1,527,341
244,527	International Business Machines Corp.	18,474,015
50,519	Unisys Corp.*	365,758
		21,005,801
	Insurance Brokers/Services (0.2%)
47,397	AON Corp.	1,181,607
79,219	Marsh & McLennan Companies, Inc.	2,300,520
		3,482,127
	Integrated Oil (5.0%)
12,766	Amerada Hess Corp.	1,185,323
315,192	Chevron Corp.	16,951,026
104,215	ConocoPhillips	11,238,546
956,366	Exxon Mobil Corp.	53,747,769
		83,122,664
	Internet Software/Services (0.5%)
77,104	Siebel Systems, Inc.*	710,899
195,298	Yahoo!, Inc.*	7,265,086
		7,975,985
	Investment Banks/Brokers (1.8%)
16,969	Bear Stearns Companies, Inc. (The)	1,680,610
55,513	E*TRADE Group, Inc.*	685,586
67,064	Goldman Sachs Group Inc. (The)	6,538,740
41,342	Lehman Brothers Holdings Inc.	3,811,732
139,413	Merrill Lynch & Co., Inc.	7,564,549
166,659	Morgan Stanley	8,159,625
171,939	Schwab (Charles) Corp. (The)	1,949,788
		30,390,630
	Investment Managers (0.4%)
14,250	Federated Investors, Inc. (Class B)	421,943
29,625	Franklin Resources, Inc.	2,137,148
35,390	Janus Capital Group, Inc.	543,590
63,470	Mellon Financial Corp.	1,761,927
18,537	Price (T.) Rowe Group, Inc.	1,105,917
		5,970,525
	Life/Health Insurance (0.7%)
75,165	AFLAC, Inc.	3,123,106
20,448	Jefferson-Pilot Corp.	1,030,579
26,112	Lincoln National Corp.	1,188,879
109,774	MetLife, Inc.	4,895,920
16,192	Torchmark Corp.	854,128
44,567	UnumProvident Corp.	818,250
		11,910,862
	Major Banks (4.7%)
607,133	Bank of America Corp.	28,122,401
116,589	Bank of New York Co., Inc. (The)	3,360,095
82,145	BB&T Corp.	3,280,871
25,491	Comerica, Inc.	1,424,437

34,726	Huntington Bancshares, Inc.	809,810
60,857	KeyCorp	1,993,675
89,000	National City Corp.	3,075,840
42,332	PNC Financial Services Group	2,313,444
69,584	Regions Financial Corp.	2,343,589
50,801	SunTrust Banks, Inc.	3,739,462
237,470	Wachovia Corp.	12,051,603
253,983	Wells Fargo & Co.	15,343,113
		77,858,340
	Major Telecommunications (2.7%)
45,312	ALLTEL Corp.	2,635,799
119,871	AT&T Corp.	2,252,376
274,321	BellSouth Corp.	7,340,830
494,772	SBC Communications, Inc.	11,567,769
221,368	Sprint Corp. (Fon Group)	5,244,208
414,871	Verizon Communications Inc.	14,678,136
		43,719,118
	Managed Health Care (1.5%)
44,089	Aetna, Inc.	3,439,383
68,445	Caremark Rx, Inc.*	3,056,754
19,703	CIGNA Corp.	1,916,117
24,086	Humana, Inc.*	875,767
192,154	UnitedHealth Group, Inc.	9,334,841
45,679	WellPoint Inc.*	6,075,307
		24,698,169
	Media Conglomerates (2.2%)
306,646	Disney (Walt) Co. (The)	8,414,366
431,811	News Corp Inc. (Class A)	6,965,111
688,348	Time Warner, Inc.*	11,977,255
255,371	Viacom Inc. (Class B) (Non-Voting)	8,756,672
		36,113,404
	Medical Distributors (0.4%)
15,787	AmerisourceBergen Corp.	1,019,367
64,943	Cardinal Health, Inc.	3,762,148
44,213	McKesson Corp.	1,780,458
		6,561,973
	Medical Specialties (2.3%)
29,405	Applera Corp. - Applied Biosystems Group	629,561
15,686	Bard (C.R.), Inc.	1,070,569
8,035	Bausch & Lomb, Inc.	627,453
92,816	Baxter International, Inc.	3,424,910
37,880	Becton, Dickinson & Co.	2,176,206
37,845	Biomet, Inc.	1,426,378
113,833	Boston Scientific Corp.*	3,083,736
17,567	Fisher Scientific International, Inc.*	1,097,235
48,317	Guidant Corp.	3,570,143
23,379	Hospira, Inc.*	890,272
181,156	Medtronic, Inc.	9,737,135
18,572	Pall Corp.	542,117
19,402	PerkinElmer, Inc.	371,160
54,054	St. Jude Medical, Inc.*	2,168,646
56,121	Stryker Corp.	2,730,287
18,099	Waters Corp.*	703,146
36,948	Zimmer Holdings, Inc.*	2,829,478
		37,078,432
	Miscellaneous Commercial Services (0.0%)
19,699	Sabre Holdings Corp. (Class A)	395,359

	Miscellaneous Manufacturing (0.1%)
30,509	Dover Corp.	1,155,376

	Motor Vehicles (0.5%)
274,223	Ford Motor Co.	2,736,746
84,597	General Motors Corp.	2,667,343
43,730	Harley-Davidson, Inc.	2,144,082
		7,548,171
	Multi-Line Insurance (1.7%)
390,099	American International Group, Inc.	21,669,999
44,290	Hartford Financial Services Group, Inc. (The)	3,312,449
23,909	Loews Corp.	1,800,348
19,048	Safeco Corp.	1,024,973
		27,807,769

	Office Equipment/Supplies (0.1%)
15,220	Avery Dennison Corp.	798,289
34,574	Pitney Bowes, Inc.	1,542,346
		2,340,635
	Oil & Gas Pipelines (0.2%)
96,334	El Paso Corp.	996,094
85,403	Williams Companies, Inc. (The)	1,572,269
		2,568,363
	Oil & Gas Production (1.5%)
35,472	Anadarko Petroleum Corp.	2,685,230
48,897	Apache Corp.	2,873,188
57,949	Burlington Resources, Inc.	2,936,855
71,805	Devon Energy Corp.	3,295,849
35,793	EOG Resources, Inc.	1,785,713
24,677	Kerr-McGee Corp.	1,822,643
16,450	Kinder Morgan, Inc.	1,278,330
59,495	Occidental Petroleum Corp.	4,349,679
40,525	Unocal Corp.	2,309,520
52,030	XTO Energy Inc.	1,619,174
		24,956,181
	Oil Refining/Marketing (0.4%)
9,933	Ashland, Inc.	678,424
51,974	Marathon Oil Corp.	2,520,219
10,389	Sunoco, Inc.	1,065,600
38,439	Valero Energy Corp.	2,637,684
		6,901,927
	Oilfield Services/Equipment (0.8%)
50,652	Baker Hughes Inc.	2,339,616
24,332	BJ Services Co.	1,225,116
75,555	Halliburton Co.	3,229,221
25,131	National-Oilwell, Inc.*	1,130,895
88,306	Schlumberger Ltd. (Netherlands Antilles)	6,037,481
		13,962,329
	Other Consumer Services (0.8%)
24,820	Apollo Group, Inc. (Class A)*	1,948,370
24,751	Block (H.&R.), Inc.	1,235,570
158,038	Cendant Corp.	3,351,986
181,276	eBay, Inc.*	6,890,301
		13,426,227
	Other Consumer Specialties (0.1%)
21,700	Fortune Brands, Inc.	1,877,050

	Other Metals/Minerals (0.1%)
14,477	Phelps Dodge Corp.	1,265,290

	Packaged Software (3.7%)
72,890	Adobe Systems, Inc.	2,409,743
34,373	Autodesk, Inc.	1,360,483
33,180	BMC Software, Inc.*	564,724
79,713	Computer Associates International, Inc.	2,173,774
58,013	Compuware Corp.*	397,389
27,771	Intuit Inc.*	1,200,263
12,644	Mercury Interactive Corp.*	570,497
1,515,513	Microsoft Corp.	39,100,235
56,760	Novell, Inc.*	332,046
672,996	Oracle Corp.*	8,627,809
40,512	Parametric Technology Corp.*	243,882
106,271	Symantec Corp.*	2,402,787
63,224	VERITAS Software Corp.*	1,572,381
		60,956,013
	Personnel Services (0.1%)
18,079	Monster Worldwide Inc.*	476,924
24,110	Robert Half International, Inc.	601,303
		1,078,227
	Pharmaceuticals: Generic Drugs (0.1%)
40,326	Mylan Laboratories, Inc.	665,379
16,401	Watson Pharmaceuticals, Inc.*	493,014
		1,158,393

	Pharmaceuticals: Major (6.9%)
233,490	Abbott Laboratories	11,263,558
292,673	Bristol-Myers Squibb Co.	7,422,187
445,380	Johnson & Johnson	29,884,998
169,653	Lilly (Eli) & Co.	9,890,770
330,711	Merck & Co., Inc.	10,728,265
1,117,417	Pfizer, Inc.	31,175,934
220,914	Schering-Plough Corp.	4,307,823
200,107	Wyeth	8,678,641
		113,352,176
	Pharmaceuticals: Other (0.2%)
19,711	Allergan, Inc.	1,523,857
52,628	Forest Laboratories, Inc.*	2,030,388
36,180	King Pharmaceuticals, Inc.*	342,263
		3,896,508
	Precious Metals (0.2%)
26,808	Freeport-McMoRan Copper & Gold, Inc. (Class B)	946,322
66,486	Newmont Mining Corp.	2,475,939
		3,422,261
	Property - Casualty Insurers (1.2%)
42,566	ACE Ltd. (Cayman Islands)	1,839,703
101,728	Allstate Corp. (The)	5,920,570
28,691	Chubb Corp. (The)	2,416,643
24,987	Cincinnati Financial Corp.	986,237
29,985	Progressive Corp. (The)	2,880,659
100,269	St. Paul Travelers Companies, Inc. (The)	3,798,190
20,823	XL Capital Ltd. (Class A) (Cayman Islands)	1,567,555
		19,409,557
	Publishing: Books/Magazines (0.0%)
6,812	Meredith Corp.	337,875

	Publishing: Newspapers (0.4%)
10,573	Dow Jones & Co., Inc.	375,341
37,619	Gannett Co., Inc.	2,801,111
11,308	Knight-Ridder, Inc.	713,309
21,833	New York Times Co. (The) (Class A)	684,901
44,674	Tribune Co.	1,616,305
		6,190,967
	Pulp & Paper (0.3%)
38,917	Georgia-Pacific Corp.	1,289,709
73,438	International Paper Co.	2,365,438
30,352	MeadWestvaco Corp.	870,495
		4,525,642
	Railroads (0.5%)
56,669	Burlington Northern Santa Fe Corp.	2,800,582
32,294	CSX Corp.	1,342,785
59,951	Norfolk Southern Corp.	1,913,636
39,091	Union Pacific Corp.	2,617,533
		8,674,536
	Real Estate Investment Trusts (0.6%)
14,326	Apartment Investment & Management Co. (Class A)	531,495
29,923	Archstone-Smith Trust	1,101,765
60,395	Equity Office Properties Trust	1,962,234
42,351	Equity Residential	1,520,401
27,530	Plum Creek Timber Co., Inc.	964,927
27,544	ProLogis	1,124,897
33,125	Simon Property Group, Inc.	2,276,350
		9,482,069
	Recreational Products (0.3%)
14,512	Brunswick Corp.	624,596
46,121	Electronic Arts, Inc.*	2,423,197
24,999	Hasbro, Inc.	504,480
62,409	Mattel, Inc.	1,134,596
		4,686,869
	Regional Banks (1.4%)
53,185	AmSouth Bancorporation	1,417,912
18,507	Compass Bancshares, Inc.	824,857
77,896	Fifth Third Bancorp	3,319,928
18,441	First Horizon National Corp.	778,763
14,729	M&T Bank Corp.	1,504,420

31,122	Marshall & Ilsley Corp.	1,354,118
70,491	North Fork Bancorporation, Inc.	1,921,585
30,463	Northern Trust Corp.	1,398,861
46,558	Synovus Financial Corp.	1,353,441
277,588	U.S. Bancorp	8,141,656
13,458	Zions Bancorporation	953,365
		22,968,906
	Restaurants (0.8%)
22,129	Darden Restaurants, Inc.	718,750
190,531	McDonald’s Corp.	5,895,029
59,855	Starbucks Corp.*	3,277,061
17,071	Wendy’s International, Inc.	770,414
43,641	Yum! Brands, Inc.	2,238,347
		12,899,601
	Savings Banks (0.6%)
42,294	Golden West Financial Corp.	2,648,450
56,134	Sovereign Bancorp, Inc.	1,252,911
130,791	Washington Mutual, Inc.	5,401,668
		9,303,029
	Semiconductors (2.9%)
59,003	Advanced Micro Devices, Inc.*	967,649
55,761	Altera Corp.*	1,237,337
55,793	Analog Devices, Inc.	2,068,804
46,143	Applied Micro Circuits Corp.*	132,430
43,562	Broadcom Corp. (Class A)*	1,546,015
60,143	Freescale Semiconductor Inc. (Class B)*	1,214,889
932,648	Intel Corp.	25,116,211
45,992	Linear Technology Corp.	1,723,320
57,653	LSI Logic Corp.*	424,326
48,934	Maxim Integrated Products, Inc.	1,928,000
91,936	Micron Technology, Inc.*	1,009,457
53,216	National Semiconductor Corp.	1,070,706
24,895	NVIDIA Corp.*	676,895
26,927	PMC - Sierra, Inc.*	236,150
257,809	Texas Instruments Inc.	7,125,841
52,199	Xilinx, Inc.	1,448,522
		47,926,552
	Services to the Health Industry (0.4%)
11,395	Express Scripts, Inc. (Class A)*	1,052,784
34,741	IMS Health Inc.	852,892
20,226	Laboratory Corp. of America Holdings*	979,950
41,241	Medco Health Solutions Inc.*	2,062,050
13,672	Quest Diagnostics Inc.	1,435,560
		6,383,236
	Specialty Insurance (0.2%)
16,276	Ambac Financial Group, Inc.	1,174,313
21,077	MBIA Inc.	1,178,837
14,495	MGIC Investment Corp.	889,123
		3,242,273
	Specialty Stores (0.5%)
33,822	AutoNation, Inc.*	676,440
10,136	AutoZone, Inc.*	917,511
45,323	Bed Bath & Beyond Inc.*	1,842,380
46,846	Office Depot, Inc.*	923,803
10,477	OfficeMax Inc.	317,977
111,266	Staples, Inc.	2,395,557
21,792	Tiffany & Co.	678,385
32,210	Toys ‘R’ Us, Inc.*	843,902
		8,595,955
	Specialty Telecommunications (0.1%)
20,155	CenturyTel, Inc.	660,882
50,242	Citizens Communications Co.	685,301
250,318	Qwest Communications International, Inc.*	981,247
		2,327,430
	Steel (0.1%)
13,407	Allegheny Technologies Inc.	285,033
23,929	Nucor Corp.	1,267,280
17,098	United States Steel Corp.	679,987
		2,232,300

	Telecommunication Equipment (1.4%)
17,510	ADC Telecommunications Inc.*	317,982
24,113	Andrew Corp.*	319,738
85,708	CIENA Corp.*	186,843
29,603	Comverse Technology, Inc.*	696,559
211,142	Corning Inc.*	3,310,707
663,645	Lucent Technologies Inc.*	1,864,842
367,219	Motorola, Inc.	6,378,594
246,497	QUALCOMM, Inc.	9,184,478
69,195	Tellabs, Inc.*	568,783
		22,828,526

	Tobacco (1.4%)
309,826	Altria Group, Inc.	20,801,718
17,441	Reynolds American, Inc.	1,446,033
24,760	UST, Inc.	1,103,306
		23,351,057
	Tools/Hardware (0.1%)
12,015	Black & Decker Corp.	1,049,150
8,677	Snap-On, Inc.	299,443
11,260	Stanley Works (The)	502,309
		1,850,902
	Trucks/Construction/Farm Machinery (0.6%)
51,363	Caterpillar Inc.	4,833,772
6,408	Cummins Inc.	435,424
36,976	Deere & Co.	2,445,962
9,850	Navistar International Corp.*	300,524
26,015	PACCAR, Inc.	1,840,561
		9,856,243
	Wholesale Distributors (0.1%)
26,168	Genuine Parts Co.	1,124,177
12,493	Grainger (W.W.), Inc.	679,494
		1,803,671
	Wireless Telecommunications (0.3%)
168,755	Nextel Communications, Inc. (Class A)*	5,093,026

	TOTAL COMMON STOCKS
	(Cost $1,439,239,614)	1,635,633,088

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (0.6%)
	REPURCHASE AGREEMENT
$9,909	Joint repurchase agreement account 3.04% due 06/01/05 (dated 05/31/05; proceeds $9,909,837)(a)
	(Cost $9,909,000)		9,909,000

	TOTAL INVESTMENTS
	(Cost $1,449,148,614 )(b) (c)	99.9%	1,645,542,088
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	1,338,311
	NET ASSETS	100.0%	$1,646,880,399

*	Non-income producing security.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $598,500.
(a)	Collateralized by federal agency and U.S.Treasury obligations.
(b)	Securities have been designated as collateral in an amount equal to $11,929,946.in connection with open futures contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $414,944,962 and the aggregate gross unrealized depreciation is $218,551,488, resulting in net unrealized appreciation of $196,393,474.

S&P 500 INDEX FUND

Futures Contracts Open at May 31, 2005:

		DESCRIPTION,	UNDERLYING
NUMBER		DELIVERY	FACE
OF	LONG /	MONTH,	AMOUNT	UNREALIZED
CONTRACTS	SHORT	AND YEAR	AT VALUE	APPRECIATION/DEPRICIATION

80	Long	S&P 500 Index
		E-MINI
		June 2005	4,769,200	127,979

26	Long	S&P 500 Index
		June 2005	7,749,950	(137,605)

	Total Unrealized Appreciation/ Depreciation			(9,626)

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley S&P 500 Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2005